Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue		$ 10,985,176	$ 17,619,363	$ 18,814,420
Cost of revenue		(10,603,520)	(16,202,583)	(17,442,190)
Gross profit		381,656	1,416,780	1,372,230
Operating expenses
Selling and marketing		(149,033)	(58,764)	(163,579)
General and administrative		(1,808,684)	(1,129,609)	(681,891)
Total operating expenses		(1,957,717)	(1,188,373)	(845,470)
(Loss) income from operations		(1,576,061)	228,407	526,760
Other income (expense)
Interest expense		(296,191)	(283,024)	(336,817)
Interest income		120,483	1,702	488
Unrealized losses on digital assets, net		(796,529)
Unrealized gains on investment in equity securities, net		15,143,639
Other (expense) income, net		(142,560)	2,081	22,419
Total other income (expense), net		14,028,842	(279,241)	(313,910)
Income (loss) before income taxes		12,452,781	(50,834)	212,850
Income tax (expenses) benefits		(159,132)	8,615	(16,123)
Net income (loss)		12,293,649	(42,219)	196,727
Foreign currency translation adjustments		(10,460)	(2,990)	1,413
Total comprehensive income (loss)		12,283,189	(45,209)	198,140
Net income (loss) for basic earnings (loss) per share purposes		12,293,649	(42,219)	196,727
Add: interest expense of convertible debts		64,932
Net income (loss) for diluted earnings (loss) per share purposes		$ 12,358,581	$ (42,219)	$ 196,727
Weighted average shares outstanding used in calculating basic earnings (loss) per share (in Shares)	[1]	24,192,526	20,643,169	20,000,000
Effect of dilutive securities: convertible debts (in Shares)		472,367
Weighted average shares outstanding used in calculating diluted earnings (loss) per share (in Shares)	[1]	24,664,893	20,643,169	20,000,000
Earnings (loss) per share*
Ordinary shares – basic (in Dollars per share)	[1]	$ 0.5082	$ (0.002)	$ 0.0098
Ordinary shares – diluted (in Dollars per share)	[1]	$ 0.5011	$ (0.002)	$ 0.0098

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.